Income Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Current:
Federal	$ 277.9	$ 325.1	$ 342.5
Foreign	7.9	11.0	4.8
State and local	40.0	29.4	37.1
Deferred:
Federal	(802.3)	(78.3)	(32.1)
Foreign	0.5	1.6	1.3
State and local	(1.6)	(2.7)	(64.4)
Total income tax expense (benefit)	$ (477.6)	$ 286.1	$ 289.2